Employee Benefits - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Assets (liabilities) recognized in the balance sheet (DC- warranty)	$ 6,697,432	$ 6,646,477
Expense in the income statement (net cost for the period, CD-guarantee)	1,188,784	1,310,945
Expected payments	98,510,148
Long term expected benefit payments	484,258
Financing income | Government Bonds
Disclosure of defined benefit plans [line items]
Interest income	1,759,219	4,612,403
Payment received	1,819,299
Plan Assets
Disclosure of defined benefit plans [line items]
Plan assets at fair value	4,750,353	$ 2,193,747	$ 2,176,432
Affiliated Companies | Plan Assets
Disclosure of defined benefit plans [line items]
Plan assets at fair value	2,299,934
FOLAPE | Plan Assets
Disclosure of defined benefit plans [line items]
Plan assets at fair value	2,450,419
Pensions and retirement plans | PEMEX
Disclosure of defined benefit plans [line items]
Promissory note interest amount	$ 17,398,280
Actuarial assumption of discount rates
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate	9.95%	11.28%
Actuarial assumption of discount rate increase or decrease of one percentage
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate	11.78%
Percentage of decrease in assumed variation rate	(9.74%)
Actuarial assumption of discount rate increase or decrease of one percentage | Long term employee benefits
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate	14.37%
Percentage of decrease in assumed variation rate	(11.38%)
Medical services of increase or decrease of one percentage point
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate	2.17%
Percentage of decrease in assumed variation rate	(1.75%)
Medical services of increase or decrease of one percentage point | Long term employee benefits
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate	6.34%
Percentage of decrease in assumed variation rate	(4.66%)
Actuarial assumption of inflation rates increase decrease of one percentage
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate	7.49%
Percentage of decrease in assumed variation rate	(6.51%)
Actuarial assumption of inflation rates increase decrease of one percentage | Long term employee benefits
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate	0.00%
Actuarial assumption of wage rates increase decrease of one percentage
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate	1.01%
Percentage of decrease in assumed variation rate	(0.91%)
Actuarial assumption of wage rates increase decrease of one percentage | Long term employee benefits
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate	3.38%
Percentage of decrease in assumed variation rate	(3.08%)